Supplement to the currently effective Statement of Additional Information for each of the listed funds:
--------------------------------------------------------------------------------

Cash Account Trust
Money Market Portfolio
Government Securities Portfolio

Investors Cash Trust
Government Securities Portfolio
Treasury Portfolio


The following is added to the non-fundamental policies listed in each of the Fund's Statement of Additional Information under Investment Restrictions:

The Portfolio may not invest more than 10% of total assets in non-affiliated registered investment companies.




December 11, 2002